Current and long-term debt $28.9 Million scrubber lease financing (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)
Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 43,700,000
$28.9 Million scrubber financing [Member]
Disclosure of detailed information about borrowings [line items]
Commitments scrubber financing	$ 28,900,000
Commitments scrubber financing per vessel	1,900,000
Lease payments, daily rate	$ 1,910
Borrowings instrument term	3 years
Ships to be installed with scrubbers [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 1,500,000
MR [Member] | $28.9 Million scrubber financing [Member]
Disclosure of detailed information about borrowings [line items]
Vessels fitted with scrubbers	10
LR2 [Member] | $28.9 Million scrubber financing [Member]
Disclosure of detailed information about borrowings [line items]
Vessels fitted with scrubbers	5
Ships to be installed with scrubbers [Member] | CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Vessels fitted with scrubbers	7